UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Money Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.7%
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.7%
BNP Paribas, New York, 1.20%,
6/22/05 1                                          $  5,000,000     $  4,997,791
--------------------------------------------------------------------------------
Canadian Imperial Bank of
Commerce NY, 1.39%, 9/23/04                           5,000,000        5,000,000
--------------------------------------------------------------------------------
Credit Lyonnais, New York,
1.09%, 8/20/04                                        2,000,000        2,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York,
1.13%, 7/6/04                                         1,600,000        1,600,004
--------------------------------------------------------------------------------
Nordea Bank Finland plc,
New York Branch:
1.125%, 7/9/04                                        2,500,000        2,500,000
1.255%, 6/29/05 1                                     3,000,000        2,998,949
--------------------------------------------------------------------------------
Societe Generale, New York, 1.14%,
6/14/05 1                                             5,000,000        4,998,560
--------------------------------------------------------------------------------
Swedbank AB, New York Branch,
1.13%, 7/12/04                                        5,000,000        5,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT, 1.26%,
9/14/04                                               3,500,000        3,500,036
                                                                    ------------
Total Certificates of Deposit (Cost $32,595,340)                      32,595,340

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--19.4%
--------------------------------------------------------------------------------
Calyon North America, Inc., 1.40%,
9/9/04                                                4,800,000        4,786,933
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC,
1.12%, 7/12/04                                        5,000,000        4,998,289
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
1.08%, 8/6/04 2                                       2,000,000        1,997,840
1.085%, 7/29/04 2                                     4,000,000        3,996,624
--------------------------------------------------------------------------------
HBOS Treasury Services:
1.08%, 7/23/04                                        3,500,000        3,497,690
1.11%, 8/2/04                                         2,700,000        2,697,336
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York,
1.39%, 9/24/04                                        5,000,000        5,000,000
--------------------------------------------------------------------------------
Nationwide Building Society:
1.13%, 7/7/04                                         2,900,000        2,899,454
1.32%, 8/20/04                                        3,300,000        3,293,950
--------------------------------------------------------------------------------
Nordea North America, Inc., 1.60%,
10/14/04                                              1,000,000          995,333
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 1.28%,
9/13/04                                               2,500,000        2,493,422
--------------------------------------------------------------------------------
Wells Fargo Bank NA, 1.06%, 7/2/04                    6,500,000        6,500,000
                                                                    ------------
Total Direct Bank Obligations (Cost $43,156,871)                      43,156,871

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--62.9%
--------------------------------------------------------------------------------
ASSET-BACKED--20.2%
Barton Capital Corp., 1.09%, 7/21/04 2             $  4,000,000     $  3,997,578
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.10%, 7/19/04 2                                      2,000,000        1,998,900
1.16%, 8/3/04 2                                       4,000,000        3,995,820
--------------------------------------------------------------------------------
Neptune Funding Corp.:
1.09%, 7/16/04 2                                      1,400,000        1,399,364
1.09%, 8/4/04 2                                       2,000,000        1,997,469
1.12%, 7/6/04 2                                       3,200,000        3,199,502
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
1.10%, 7/13/04 2                                      3,540,000        3,538,702
1.17%, 7/28/04 2                                      3,000,000        2,997,368
--------------------------------------------------------------------------------
Preferred Receivables Funding Corp.,
1.13%, 8/11/04 2                                      4,000,000        3,994,852
--------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 1.28%,
8/20/04 2                                             5,000,000        4,991,111
--------------------------------------------------------------------------------
Scaldis Capital LLC, 1.10%, 7/26/04 2                 4,200,000        4,196,792
--------------------------------------------------------------------------------
Solitaire Funding LLC, 1.30%, 8/26/04 2               6,300,000        6,287,554
--------------------------------------------------------------------------------
Victory Receivables Corp., 1.12%,
7/9/04 2                                              2,400,000        2,399,403
                                                                    ------------
                                                                      44,994,415

--------------------------------------------------------------------------------
CAPITAL MARKETS--13.2%
Banc of America Securities LLC,
1.23%, 7/1/04 1                                       5,000,000        5,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Holdings,
Inc., 1.06%, 7/7/04                                   2,000,000        1,999,647
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 1.22%,
8/23/04 3                                             5,000,000        5,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 1.38%, 12/15/04 1              5,000,000        5,000,000
--------------------------------------------------------------------------------
Morgan Stanley:
1.25%, 8/27/04 1                                      1,150,000        1,150,000
1.40%, 8/27/04                                        3,100,000        3,093,128
--------------------------------------------------------------------------------
Wachovia Securities LLC, 1.30%,
12/22/04 1                                            8,000,000        8,000,000
                                                                    ------------
                                                                      29,242,775
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
J.P. Morgan Chase & Co., 1.31%,
8/17/04                                               2,000,000        1,996,579
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
First Data Corp., 1.45%, 7/1/04                       3,200,000        3,200,000
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
American Express Credit Corp.,
Series B, 1.44%, 12/27/04 1                           1,500,000        1,501,010
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.7%
General Electric Capital Corp.:
1.29%, 9/8/04                                         3,000,000        2,992,583
1.34%, 9/7/04                                         3,500,000        3,491,141
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.,
1.58%, 10/8/04                                        3,500,000        3,484,793


                          4 | OPPENHEIMER MONEY FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Household Finance Corp., 1.09%,
7/1/04                                             $  5,000,000     $  5,000,000
                                                                    ------------
                                                                      14,968,517

--------------------------------------------------------------------------------
INSURANCE--8.5%
ING America Insurance Holdings,
Inc., 1.60%, 10/18/04                                 5,000,000        4,975,778
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 1.21%, 7/15/04 1,4                     2,500,000        2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 1.25%, 7/15/04 1,3                     4,000,000        4,000,000
--------------------------------------------------------------------------------
Security Life of Denver Insurance Co.,
1.31%, 8/18/04 1                                      3,400,000        3,400,000
--------------------------------------------------------------------------------
United of Omaha Life Insurance Co.,
1.21%, 7/1/04 1,3                                     4,000,000        4,000,000
                                                                    ------------
                                                                      18,875,778

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.3%
Cooperative Assn. of Tractor Dealers,
Inc., Series B:
1.18%, 8/17/04                                        1,000,000          998,459
1.18%, 8/27/04                                        1,000,000          998,132
1.32%, 8/26/04                                        1,000,000          997,947
1.33%, 9/10/04                                        1,600,000        1,595,804
--------------------------------------------------------------------------------
K2 (USA) LLC, 1.28%, 8/23/04 2                        3,000,000        2,994,347
--------------------------------------------------------------------------------
LINKS Finance LLC:
1.18%, 10/15/04 1,4                                   2,500,000        2,500,000
1.26%, 8/25/04 1,4                                    5,000,000        4,999,849
--------------------------------------------------------------------------------
Parkland (USA) LLC, 1.22%, 1/14/05 1,4                2,000,000        1,999,892
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
1.28%, 7/22/04 1,4                                    1,000,000        1,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.06%, 12/20/04 1,4                                   3,000,000        2,999,715
1.27%, 11/26/04 1,4                                   4,000,000        3,999,758
                                                                    ------------
                                                                      25,083,903
                                                                    ------------
Total Short-Term Notes (Cost $139,862,977)                           139,862,977

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--2.9%
Federal Home Loan Bank, 1.50%,
3/1/05                                             $  2,000,000     $  2,000,000
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                       2,000,000        2,000,000
1.60%, 5/13/05                                        2,500,000        2,500,000
                                                                    ------------
Total U.S. Government Agencies (Cost $6,500,000)                       6,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $222,115,188)                                        99.9%     222,115,188
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.1          166,059
                                                   -----------------------------
NET ASSETS                                                100.0%    $222,281,247
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $53,983,226, or 24.29% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,999,214 or 9% of the Fund's net assets as of June 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
-------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $222,115,188)--see accompanying statement of investments     $ 222,115,188
-------------------------------------------------------------------------------------------------------
Cash                                                                                            99,353
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                             547,013
Interest                                                                                       170,840
Other                                                                                            3,041
                                                                                         --------------
Total assets                                                                               222,935,435

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         581,602
Dividends                                                                                       46,247
Shareholder communications                                                                      11,406
Trustees' compensation                                                                           3,538
Transfer and shareholder servicing agent fees                                                      825
Other                                                                                           10,570
                                                                                         --------------
Total liabilities                                                                              654,188

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 222,281,247
                                                                                         ==============
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $     222,254
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 222,059,250
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (257)
                                                                                         --------------
NET ASSETS--applicable to 222,253,734 shares of beneficial interest outstanding          $ 222,281,247
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          6 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 1,254,391
--------------------------------------------------------------------------------
Other income                                                             32,818
                                                                    ------------
Total investment income                                               1,287,209

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         497,675
--------------------------------------------------------------------------------
Shareholder communications                                                8,199
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             4,990
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,738
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,644
--------------------------------------------------------------------------------
Other                                                                     8,973
                                                                    ------------
Total expenses                                                          525,219
Less reduction to custodian expenses                                       (416)
                                                                    ------------
Net expenses                                                            524,803

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   762,406

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                            426

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   762,832
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS              YEAR
                                                                                      ENDED             ENDED
                                                                              JUNE 30, 2004      DECEMBER 31,
                                                                                (UNAUDITED)              2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     762,406     $   2,534,902
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                426              (683)
                                                                              --------------------------------
Net increase in net assets resulting from operations                                762,832         2,534,219

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                               (762,406)       (2,534,902)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions      (15,332,078)     (142,355,858)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total decrease                                                                  (15,331,652)     (142,356,541)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                             237,612,899       379,969,440
                                                                              --------------------------------
End of period                                                                 $ 222,281,247     $ 237,612,899
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                           JUNE 30, 2004                                                             DECEMBER 31,
                                             (UNAUDITED)          2003          2002          2001          2000             1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00      $   1.00      $   1.00      $   1.00      $   1.00         $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain               -- 1         .01           .01           .04           .06              .05
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  -- 1        (.01)         (.01)         (.04)         (.06)            (.05)
Dividends from net realized gain                      --            --            -- 1          --            --               --
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                          -- 1        (.01)         (.01)         (.04)         (.06)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00         $   1.00
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                      0.34%         0.79%         1.47%         3.85%         6.26%            4.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $222,281      $237,613      $379,969      $370,229      $215,771         $201,066
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $222,322      $316,096      $386,457      $288,106      $204,586         $166,727
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               0.69%         0.80%         1.46%         3.59%         5.98%            4.87%
Total expenses                                      0.48% 4       0.47% 4       0.47% 4       0.52% 4       0.51% 4          0.48% 4

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $257 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $426 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                       EXPIRING
                       --------------------------
                       2011                  $683

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.


                           10 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2004          YEAR ENDED DECEMBER 31, 2003
                                                   SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold                                           78,078,970      $  78,078,970        339,107,835      $ 339,107,835
Dividends and/or distributions reinvested         762,406            762,406          2,603,068          2,603,068
Redeemed                                      (94,173,454)       (94,173,454)      (484,066,761)      (484,066,761)
                                              ---------------------------------------------------------------------
Net decrease                                  (15,332,078)     $ (15,332,078)      (142,355,858)     $(142,355,858)
                                              =====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $4,998 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $13,000,000 which represents 5.85% of the Fund's net assets.


                         11 | OPPENHEIMER MONEY FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)